Waxess USA SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) as promulgated in the United States of America.

Use of Estimates

Financial statements prepared in accordance with accounting principles generally accepted in the United States require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased.  The Company maintains its cash in bank deposit accounts which at times may exceed federally insured limits.  The Company had no cash equivalents as of December 31, 2010 and 2009.

Accounts Receivable

Accounts receivable consists of trade accounts arising in the normal course of business. No interest is charged on past due accounts.  Accounts for which no payments have been received after 30 days are considered delinquent and customary collection efforts are initiated.  Accounts receivable are carried at original invoice amount less a reserve made for doubtful receivables based on a review of all outstanding amounts on a monthly basis.  Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition and credit history, and current economic conditions.  Accounts receivable are written off when deemed uncollectible.  Recoveries of accounts receivable previously written off are recorded when received.  There were no accounts receivable at December 31, 2010 and 2009.

Inventory

Inventory is stated at lower of cost or market on a first-in, first-out basis. Inventory consists of purchased finished goods and parts used by the contract manufacturer.

Equipment

Equipment is stated at cost. Major improvements and betterments are capitalized. Maintenance and repairs are expensed as incurred. Equipment is depreciated over five years. Depreciation is computed using the straight-line method for financial reporting purposes for income tax purposes. Depreciation expense for the years ended December 31, 2010 and 2009 was $63,178 and $93,000, respectively. Tooling equipment is purchased for use by the contract manufacturer and the contract firm performing research and development services.

Patents

Patents consist of legal costs associated with filing and maintaining patent applications.  The Company accounts for patents in accordance with ASC 350-30 and ASC 360. The Company amortizes the capitalized patent costs on a straight-line basis over a period of 10 years, management’s estimated useful life of the patents.

Long-Lived Assets

In accordance with ASC 350-30, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. The Company’s management currently believes there is no impairment of its long-lived assets. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue. Either of these could result in future impairment of long-lived assets.

Fair Value of Financial Instruments

The fair value accounting guidance defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.”  The definition is based on an exit price rather than an entry price, regardless of whether the entity plans to hold or sell the asset.  This guidance also establishes a fair value hierarchy to prioritize inputs used in measuring fair value as follows:

•	Level 1: Observable inputs such as quoted prices in active markets;

•	Level 2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Financial Instruments

The estimated fair values of our financial assets and liabilities that are recognized at fair value on a recurring basis, using available market information and other observable data are as follows:

	December 31, 2010				December 31, 2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	Quoted Prices in Active Markets or Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs		Quoted Prices in Active Markets or Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs

Assets:
Cash	$201,299	$-	$-	$201,299	$36,505	$-	$-	$36,505
Total assets:	$201,299	$-	$-	$201,299	$36,505	$-	$-	$36,505

Liabilities:
Derivative liability	$-	$-	$55,413	$55,413	$-	$-	$-	$-
Total liabilities:	$-	$-	$55,413	$55,413	$-	$-	$-	$-

Revenue Recognition

Revenues are derived from the sale of product purchased from a contract manufacturer.  The Company recognizes revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition”. In all cases, revenue is recognized when all of the following conditions exist: (a) persuasive evidence of an arrangement exists in the form of an accepted purchase order or equivalent documentation; (b) delivery has occurred, based on shipping terms, or services have been provided; (c) the Company’s price to the buyer is fixed or determinable, as documented on the accepted purchase order or similar documentation; and (d) collectability is reasonably assured. In 2010, two customers returned $151,745 of the Company’s products for software modifications due to changes by certain carriers.

Research and Development Costs

Research and development costs consist of expenditures for the research and development of new products and technology related to the Company’s products. The Company expenses all costs associated with research and development. Research and development costs for December 31, 2010 and 2009 totaled $1,803,809 and $79,084, respectively.

Advertising Costs

Advertising costs are expensed as incurred. Advertising and promotional expense for December 31, 2010 and 2009 totaled approximately $9,891 and $650, respectively, and are included in selling, general and administrative expense in the accompanying statements of operations.

Shipping and Handling Costs

Shipping and handling costs are charged to operations when incurred and are included in selling, general, and administrative expenses in the accompanying statements of operations. Shipping and other related costs for December 31, 2010 and 2009 totaled approximately $16,000 and $2,148, respectively.

Income Taxes

Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company calculates a provision for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized by identifying the temporary differences arising from the different treatment of items for tax and accounting purposes. In determining the future tax consequences of events that have been recognized in the financial statements or tax returns, judgment and interpretation of statutes is required. Additionally, the Company uses tax planning strategies as a part of its tax compliance program. Judgments and interpretation of statutes are inherent in this process.

Loss per Share

Basic loss per share is computed by dividing earnings to common stockholders by the weighted average number of common shares outstanding (including shares reserved for issuance) during the period. Diluted loss per share includes potentially dilutive securities such as warrants using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The equity instruments attached to the convertible notes were not included in the earnings per share calculations because the inclusion would have been anti-dilutive.

Recent Accounting Pronouncements

Accounting standards promulgated by the FASB change periodically. Changes in such standards may have an impact on the Company’s future financial statements. The following are a summary of recent accounting developments.

In January 2010, FASB issued ASU No. 2010-01- Accounting for Distributions to Shareholders with Components of Stock and Cash. The amendments in this update clarify that the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a potential limitation on the total amount of cash that all shareholders can elect to receive in the aggregate is considered a share issuance that is reflected in EPS prospectively and is not a stock dividend for purposes of applying Topics 505 and 260 (Equity and Earnings Per Share). The amendments in this update are effective for interim and annual periods ending on or after December 15, 2009, and should be applied on a retrospective basis. The Company has determined that the adoption of this ASU will not have a material impact on its financial statements.

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).  ASU 2010-06 requires new disclosures regarding transfers in and out of the Level 1 and 2 and activity within Level 3 fair value measurements and clarifies existing disclosures of inputs and valuation techniques for Level 2 and 3 fair value measurements.  The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure of activity within Level 3 fair value measurements, which is effective for fiscal years beginning after December 15, 2010.  The Company has adopted of the expanded disclosure requirements of ASU 2010-06 and determined there is no material effect on its financial statements or prior year disclosures.